Other Liabilities - Current (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Other Liabilities Disclosure [Abstract]
Operating lease liabilities	$ 9,715	$ 9,203
Accrued workers' compensation and general liability claims	3,619	4,354
Sales and property taxes	1,209	909
Accrued occupancy costs	269	630
Other	2,258	940
Other liabilities, current	$ 17,070	$ 16,036